Schedule of Estimate the Fair Value of Stock Options (Details) - Jet Token, Inc. [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Expected volatility	90.00%	80.00%	80.00%
Annual dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Debt Instrument [Line Items]
Expected term	6 years	6 years	5 years
Risk-free interest rate	3.55%	1.43%	0.01%
Maximum [Member]
Debt Instrument [Line Items]
Expected term	10 years	10 years	10 years
Risk-free interest rate	3.94%	4.10%	1.43%